Leases - Schedule of Summarized Balance Sheet Information Related to Leases (Details) - USD ($) $ in Thousands	Sep. 30, 2025	Sep. 30, 2024
Leases [Abstract]
Operating Lease, Right-of-Use Asset, Statement of Financial Position [Extensible Enumeration]	Other long-term assets	Other long-term assets
Operating Lease, Liability, Current, Statement of Financial Position [Extensible List]	Accrued Liabilities, Current	Accrued Liabilities, Current
Operating Lease, Liability, Noncurrent, Statement of Financial Position [Extensible List]	Other long-term liabilities	Other long-term liabilities
Right of use assets
Other assets	$ 1,548,478	$ 1,141,622
Lease liabilities
Accrued expenses and other	253,770	204,767
Other long-term liabilities	1,416,633	1,029,978
Total lease liabilities	$ 1,670,403	$ 1,234,745
Weighted-average remaining lease term	7 years 6 months 18 days	7 years 4 months 2 days
Weighted-average discount rate	4.63%	4.18%